EARNINGS PER SHARE - Dividends (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Dividends per share (in dollars per share)	$ 0.0075	$ 0